CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of convertible notes

	December 31,
	2023	2022
Convertible notes payable	$3,831,850	$3,562,550
Discounts on convertible notes payable	(24,820)	(46,797)
Total convertible debt less debt discount	3,807,030	3,515,752
Current portion	3,807,030	3,515,752
Long-term portion	$–	$–

Schedule of convertible notes payable

Note #	Issuance	Maturity	Principal Balance 12/31/22	New Loan	Principal Conversions	Cash Paydown	Shares Issued Upon Conversion	Principal Balance 12/31/23	Accrued Interest on Convertible Debt at 12/31/22	Interest Expense On Convertible Debt For the Period Ended 12/31/23	Accrued Interest on Convertible Debt at 12/31/23	Unamortized Debt Discount At 12/31/23
7-1	10/28/2016	10/28/2017	10,000	$–	$(10,000)	$–	312	$–	$2,263	$–	$–	$–
9	09/12/2016	09/12/2017	50,080	–	–	–	1,672	50,080	14,157	9,181	5,581	–
10	01/24/2017	01/24/2018	55,000	–	–	–	–	55,000	69,876	11,000	80,875	–
10-1	02/10/2023	02/10/2024	–	50,000	–	–	–	50,000	–	6,658	6,658	–
10-2	03/30/2023	03/30/2024	–	25,000	–	–	–	25,000	–	2,836	2,836	–
10-3	08/11/2023	08/11/2024	–	25,000	–	–	–	25,000	–	1,469	1,469	–
29-2	11/08/2019	11/08/2020	36,604	–	–	–	2,867	36,604	20,160	2,849	10,109	–
31	08/28/2019	08/28/2020	–	–	–	–	–	–	8,385	–	8,385	–
37-1	09/03/2020	06/30/2021	113,667	–	–	–	–	113,667	28,756	19,507	64,929	–
37-2	11/02/2020	08/31/2021	113,167	–	–	–	–	113,167	27,510	19,417	63,594	–
37-3	12/29/2020	09/30/2021	113,166	–	–	–	–	113,166	26,474	19,417	62,558	–
38	02/09/2021	02/09/2022	96,000	–	(77,460)	(18,540)	2,950	–	27,939	7,242	–	–
39	04/26/2021	04/26/2022	168,866	–	–	(168,866)	–	–	39,684	27,787	–	–
40-1	09/22/2022	09/22/2024	2,600,000	–	–	–	5,267	2,600,000	71,233	261,333	252,665	–
40-2	11/04/2022	09/22/2024	68,666	–	–	–	–	68,667	1,072	6,867	7,939	–
40-3	11/28/2022	09/22/2024	68,667	–	–	–	–	68,667	620	6,886	7,506	–
40-4	12/21/2022	09/22/2024	68,667	–	–	–	–	68,667	187	6,867	7,054	–
40-5	01/24/2023	03/21/2024	–	90,166	–	–	–	90,166	–	8,284	8,284	–
40-6	03/21/2023	09/22/2024	–	139,166	–	–	–	139,166	–	10,671	10,671	–
40-7	06/05/2023	06/05/2024	–	139,166	–	–	–	139,166	–	7,826	7,826	15,671
40-8	06/13/2023	06/13/2024	–	21,167	–	–	–	21,167	–	1,127	1,127	2,321
40-9	07/19/2023	07/19/2024	–	35,500	–	–	–	35,500	–	1,605	1,605	4,863
40-10	07/24/2023	07/24/2024	–	14,000	–	–	–	14,000	–	614	614	1,965
41	08/25/2023	08/25/2024	–	5,000	–	–	–	5,000	–	175	175	–
			3,562,550	$544,165	$(87,460)	$(187,406)	13,068	$3,831,850	$338,316	$439,618	$612,460	$24,820